STATEMENT OF ADDITIONAL INFORMATION

Supplement dated May 24, 2018

to the Statement of Additional Information dated November 1, 2017, as supplemented March 8, 2018 and March 28, 2018

AmericaFirst Quantitative Strategies Fund

Class A: AFIAX  Class C: AFISX Class I: AFIIX

AmericaFirst Tactical Alpha Fund

Class A: ABRFX  Class U: ABRUX  Class I: ABRWX

AmericaFirst Income Fund

Class A: AFPAX  Class U: AFPUX  Class I: AFPIX

AmericaFirst Defensive Growth Fund

Class A: DGQAX  Class U: DGQUX  Class I: DGQIX

AmericaFirst Seasonal Rotation Fund

Class A: STQAX  Class U: STQUX  Class I: STQIX

AmericaFirst Large Cap Share Buyback Fund

Class A: SBQAX  Class U: SBQUX Class I: SBQIX

____________________________________________________________________________________

The following supplements the information provided under the heading “DISCLOSURE OF PORTFOLIO HOLDINGS.”

Service Providers.  The Funds disclose portfolio holdings to Morningstar, Inc. for the purpose of providing fund evaluation services.  Portfolio holdings are provided as of the last business day of each month and transmitted to Morningstar, Inc. with a one to three business day delay.  These portfolio disclosures are available to the public at no charge by visiting https://www.morningstar.com/ and entering a Fund’s ticker symbol (e.g. DGQAX) in the rounded box near the top center of the page just below “MORNINGSTAR” and then clicking on the “Portfolio” tab and then clicking on “Holdings.”  Portfolio holdings are also available by calling toll-free 1-877-217-8363 once they are posted by Morningstar, Inc.

The Statement of Additional Information dated November 1, 2017, as supplemented March 8, 2018 and March 28, 2018; and the Prospectus dated November 1, 2017, as supplemented March 28, 2018, each provide information that you should know before investing in the Funds and should be retained for future reference.  The Prospectus and Statement of Additional Information, as supplemented, have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-877-217-8363.

Please retain this Supplement for future reference.